UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

Investment Company Act File number 811-4375

Name of Fund: BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State
              Municipal Series Trust

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust, 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 07/31/2007

Date of reporting period: 08/01/06 - 10/31/06

Item 1 - Schedule of Investments

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 79.5%   $  2,000     Bergen County, New Jersey, Improvement Authority, School District, GO (Wyckoff
                                  Township Board of Education Project), 5% due 4/01/2032                                  $   2,125
                     --------------------------------------------------------------------------------------------------------------
                          340     Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                  Recovery, Revenue Refunding Bonds, AMT, Series A, 7.50% due 12/01/2010                        345
                     --------------------------------------------------------------------------------------------------------------
                          135     Camden County, New Jersey, Pollution Control Financing Authority, Solid Waste Resource
                                  Recovery, Revenue Refunding Bonds, AMT, Series B, 7.50% due 12/01/2009                        137
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Cape May Point, New Jersey, GO, 5.70% due 3/15/2013                                         1,039
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Delaware River and Bay Authority, Revenue Refunding Bonds, 5% due 1/01/2028 (e)             1,061
                     --------------------------------------------------------------------------------------------------------------
                        2,450     Delaware River Joint Toll Bridge Commission of New Jersey and Pennsylvania, Bridge
                                  Revenue Refunding Bonds, 5% due 7/01/2024                                                   2,566
                     --------------------------------------------------------------------------------------------------------------
                          350     Delaware River Port Authority of Pennsylvania and New Jersey, Revenue Refunding Bonds
                                  (Port District Project), Series A, 5.20% due 1/01/2027 (d)                                    370
                     --------------------------------------------------------------------------------------------------------------
                        4,135     Garden State Preservation Trust of New Jersey, Capital Appreciation Revenue Bonds,
                                  Series B, 5.24% due 11/01/2027 (d)(m)                                                       1,678
                     --------------------------------------------------------------------------------------------------------------
                        1,640     Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                  Revenue Bonds, Series A, 5.80% due 11/01/2022 (d)                                           1,887
                     --------------------------------------------------------------------------------------------------------------
                        2,080     Garden State Preservation Trust of New Jersey, Open Space and Farmland Preservation
                                  Revenue Bonds,  Series A, 5.75% due 11/01/2028 (d)                                          2,567
                     --------------------------------------------------------------------------------------------------------------
                       10,000     Garden State Preservation Trust of New Jersey, Revenue Bonds, Series B, 5.17%
                                  due 11/01/2024 (d)(m)                                                                       4,658
                     --------------------------------------------------------------------------------------------------------------
                          250     Gloucester County, New Jersey, Improvement Authority, Lease Revenue Bonds, Series A,
                                  5% due 7/15/2023 (e)                                                                          266
                     --------------------------------------------------------------------------------------------------------------
                        2,300     Hopatcong Boro, New Jersey, GO, 5.75% due 8/01/2013 (a)(f)                                  2,591
                     --------------------------------------------------------------------------------------------------------------
                          169     Knowlton Township, New Jersey, Board of Education, GO, 6.60% due 8/15/2011                    191
                     --------------------------------------------------------------------------------------------------------------
                          200     Middlesex County, New Jersey, COP, Refunding, 5% due 8/01/2022 (e)                            209
                     --------------------------------------------------------------------------------------------------------------
                        1,725     Middlesex County, New Jersey, Improvement Authority, Capital Improvement Program
                                  Revenue Bonds (Monroe Township), Series E, 5.80% due 9/15/2013                              1,745
                     --------------------------------------------------------------------------------------------------------------
                        1,705     Middlesex County, New Jersey, Improvement Authority, County-Guaranteed Revenue Bonds
                                  (Golf Course Projects), 5.25% due 6/01/2026                                                 1,844
                     --------------------------------------------------------------------------------------------------------------
                        3,000     Middlesex County, New Jersey, Improvement Authority Revenue Bonds (New Brunswick
                                  Apartments Rental Housing), AMT, 5.15% due 2/01/2024 (p)                                    3,073
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds (Heldrich
                                  Center Hotel/Conference Project), Series A, 5% due 1/01/2015                                1,019
-----------------------------------------------------------------------------------------------------------------------------------

Portfolio Abbreviations

To simplify the listings of BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust's portfolio holdings in the Schedule of Investments, we have abbreviated the names of many of the securities according to the list below.

AMT       Alternative Minimum Tax (subject to)
COP       Certificates of Participation
EDA       Economic Development Authority
EDR       Economic Development Revenue Bonds
GO        General Obligation Bonds
IDR       Industrial Development Revenue Bonds
M/F       Multi-Family
PCR       Pollution Control Revenue Bonds
S/F       Single-Family
VRDN      Variable Rate Demand Notes

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  1,000     Middlesex County, New Jersey, Improvement Authority, Senior Revenue Bonds, (Heldrich
                                  Center Hotel/Conference Project), Series A, 5% due 1/01/2020                            $   1,021
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Middlesex County, New Jersey, Pollution Control Financing Authority, Revenue Refunding
                                  Bonds (Amerada Hess Corporation), 6.05% due 9/15/2034                                       1,080
                     --------------------------------------------------------------------------------------------------------------
                          520     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.625% due 6/15/2019                             548
                     --------------------------------------------------------------------------------------------------------------
                          790     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2029                              860
                     --------------------------------------------------------------------------------------------------------------
                          125     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.50% due 6/15/2031                              133
                     --------------------------------------------------------------------------------------------------------------
                        3,845     New Jersey EDA, Cigarette Tax Revenue Bonds, 5.75% due 6/15/2034                            4,157
                     --------------------------------------------------------------------------------------------------------------
                          875     New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2024           935
                     --------------------------------------------------------------------------------------------------------------
                          500     New Jersey EDA, EDR (Masonic Charity Foundation of New Jersey), 5.25% due 6/01/2032           533
                     --------------------------------------------------------------------------------------------------------------
                          150     New Jersey EDA, EDR, Refunding (Burlington Coat Factory), 6.125% due 9/01/2010                150
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey EDA, EDR, Refunding (Kapkowski Road Landfill Reclamation Improvement
                                  District Project), 6.50% due 4/01/2028                                                      3,048
                     --------------------------------------------------------------------------------------------------------------
                        6,500     New Jersey EDA, EDR, Refunding (The Seeing Eye, Inc. Project), 5% due 12/01/2024 (a)        6,924
                     --------------------------------------------------------------------------------------------------------------
                        3,000     New Jersey EDA, EDR (The Seeing Eye, Inc.), 6.20% due 12/01/2009 (f)                        3,268
                     --------------------------------------------------------------------------------------------------------------
                        1,000     New Jersey EDA, First Mortgage Revenue Bonds (Lions Gate Project), Series A, 5.875%
                                  due 1/01/2037                                                                               1,033
                     --------------------------------------------------------------------------------------------------------------
                        1,330     New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series A, 6.375%
                                  due 11/01/2031                                                                              1,412
                     --------------------------------------------------------------------------------------------------------------
                        1,630     New Jersey EDA, First Mortgage Revenue Bonds (The Presbyterian Home), Series B, 5.75%
                                  due 11/01/2031                                                                              1,639
                     --------------------------------------------------------------------------------------------------------------
                          585     New Jersey EDA, First Mortgage Revenue Refunding Bonds (Fellowship Village), Series A,
                                  5.30% due 1/01/2010                                                                           601
                     --------------------------------------------------------------------------------------------------------------
                        1,500     New Jersey EDA, First Mortgage Revenue Refunding Bonds (The Winchester Gardens at Ward
                                  Homestead Project), Series A, 5.80% due 11/01/2031                                          1,633
                     --------------------------------------------------------------------------------------------------------------
                        1,250     New Jersey EDA, IDR, Refunding (Newark Airport Marriott Hotel), 7% due 10/01/2014           1,295
                     --------------------------------------------------------------------------------------------------------------
                        4,780     New Jersey EDA, Lease Revenue Bonds (University of Medicine and
                                  Dentistry-International Center for Public Health Project), 6% due 6/01/2021 (a)             5,152
                     --------------------------------------------------------------------------------------------------------------
                        1,675     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 4.82%
                                  due 7/01/2021 (e)(m)                                                                          909
                     --------------------------------------------------------------------------------------------------------------
                        2,100     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2029 (e)       2,218
                     --------------------------------------------------------------------------------------------------------------
                          880     New Jersey EDA, Motor Vehicle Surcharge Revenue Bonds, Series A, 5% due 7/01/2034 (e)         927
                     --------------------------------------------------------------------------------------------------------------
                          100     New Jersey EDA, PCR (Public Service Electric & Gas Co.), AMT, Series A, 6.40%
                                  due 5/01/2032 (e)                                                                             100
                     --------------------------------------------------------------------------------------------------------------
                          425     New Jersey EDA, Retirement Community Revenue Bonds (Cedar Crest Village Inc.
                                  Facility), Series A, 7.25% due 11/15/2031                                                     462
                     --------------------------------------------------------------------------------------------------------------
                        1,075     New Jersey EDA, Revenue Bonds (American Airlines Inc. Project), AMT, 7.10%
                                  due 11/01/2031                                                                              1,077
                     --------------------------------------------------------------------------------------------------------------
                        4,000     New Jersey EDA, Revenue Bonds (Motor Vehicle Commission), Series A, 3.52%
                                  due 7/01/2012 (m)                                                                           3,216
                     --------------------------------------------------------------------------------------------------------------
                        4,440     New Jersey EDA, Revenue Bonds (New Jersey Performing Arts Center Project), Series C,
                                  5.75% due 6/15/2008 (a)                                                                     4,514
                     --------------------------------------------------------------------------------------------------------------
                        4,000     New Jersey EDA, Revenue Bonds (Saint Barnabas Medical Center Project), Series A,
                                  5.625% due 7/01/2023 (e)(m)                                                                 1,978
                     --------------------------------------------------------------------------------------------------------------
                           50     New Jersey EDA, Revenue Refunding Bonds (Health Village 96 Project), 6% due 5/01/2016          51
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey EDA, School Facilities Construction Revenue Bonds, Series F, 5%
                                  due 6/15/2013 (f)                                                                           2,702
                     --------------------------------------------------------------------------------------------------------------
                        5,000     New Jersey EDA, School Facilities Construction Revenue Bonds, Series F, 5.25%
                                  due 6/15/2013                                                                               5,439
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey EDA, School Facilities Construction Revenue Bonds, Series G,
                                  5% due 9/01/2013 (a)(f)                                                                     2,706
                     --------------------------------------------------------------------------------------------------------------
                        1,700     New Jersey EDA, School Facilities Construction Revenue Bonds, Series L,
                                  5% due 3/01/2030 (d)                                                                        1,798
                     --------------------------------------------------------------------------------------------------------------
                        1,590     New Jersey EDA, School Facilities Construction Revenue Bonds, Series O, 5.25%
                                  due 3/01/2023                                                                               1,725
                     --------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  2,000     New Jersey EDA, Solid Waste Disposal Facilities Revenue Bonds (Waste Management Inc.),
                                  AMT, Series A, 5.30% due 6/01/2015                                                      $   2,109
                     --------------------------------------------------------------------------------------------------------------
                        3,000     New Jersey EDA, Special Facility Revenue Bonds (Continental Airlines Inc. Project),
                                  AMT, 6.25% due 9/15/2019                                                                    3,106
                     --------------------------------------------------------------------------------------------------------------
                        2,000     New Jersey EDA, State Contract Revenue Refunding Bonds (Economic Fund), Series A,
                                  5.25% due 3/15/2021 (e)(m)                                                                  1,099
                     --------------------------------------------------------------------------------------------------------------
                        3,500     New Jersey EDA, State Lease Revenue Bonds (State Office Buildings Projects), 6.25%
                                  due 6/15/2010 (a)(f)                                                                        3,817
                     --------------------------------------------------------------------------------------------------------------
                          100     New Jersey EDA, Water Facilities Revenue Bonds (New Jersey-American Water Company,
                                  Inc. Project), Series A, 6.875% due 11/01/2034 (b)                                            100
                     --------------------------------------------------------------------------------------------------------------
                          100     New Jersey EDA, Water Facilities Revenue Refunding Bonds (United Water of New Jersey
                                  Inc. Project), VRDN, Series A, 3.56% due 11/01/2026 (a)(k)                                    100
                     --------------------------------------------------------------------------------------------------------------
                          500     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Avalon at
                                  Hillsborough), AMT, Series A, 6.625% due 7/01/2035                                            507
                     --------------------------------------------------------------------------------------------------------------
                          460     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Children's
                                  Specialized Hospital), Series A, 5.50% due 7/01/2036                                          489
                     --------------------------------------------------------------------------------------------------------------
                          750     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical
                                  Center), Series A, 5.25% due 7/01/2025                                                        804
                     --------------------------------------------------------------------------------------------------------------
                        1,100     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Hunterdon Medical
                                  Center), Series A, 5.125% due 7/01/2035                                                     1,153
                     --------------------------------------------------------------------------------------------------------------
                        2,000     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health
                                  System), 5.50% due 7/01/2021                                                                2,120
                     --------------------------------------------------------------------------------------------------------------
                          455     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Kennedy Health
                                  System), 5.625% due 7/01/2031                                                                 483
                     --------------------------------------------------------------------------------------------------------------
                          945     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Pascack Valley
                                  Hospital Association), 6% due 7/01/2013                                                       965
                     --------------------------------------------------------------------------------------------------------------
                        1,040     New Jersey Health Care Facilities Financing Authority Revenue Bonds (RWJ Healthcare
                                  Corporation), Series B, 5% due 7/01/2035 (i)                                                1,090
                     --------------------------------------------------------------------------------------------------------------
                        2,650     New Jersey Health Care Facilities Financing Authority Revenue Bonds (Robert Wood
                                  Johnson University Hospital), 5.75% due 7/01/2025                                           2,837
                     --------------------------------------------------------------------------------------------------------------
                        1,500     New Jersey Health Care Facilities Financing Authority Revenue Bonds (South Jersey
                                  Hospital), 6% due 7/01/2012 (f)                                                             1,669
                     --------------------------------------------------------------------------------------------------------------
                          910     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Atlantic City Medical Center), 6.25% due 7/01/2017                                         1,017
                     --------------------------------------------------------------------------------------------------------------
                        1,500     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Bayshore Community Hospital), 5.125% due 7/01/2032 (i)                                     1,556
                     --------------------------------------------------------------------------------------------------------------
                          600     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Capital Health System Inc.), Series A, 5.75% due 7/01/2023                                   651
                     --------------------------------------------------------------------------------------------------------------
                          125     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (General Hospital Center at Passaic), 6.75% due 7/01/2019 (d)(g)                              155
                     --------------------------------------------------------------------------------------------------------------
                        2,595     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Robert Wood Johnson University Hospital), 5.75% due 7/01/2007 (e)                          2,625
                     --------------------------------------------------------------------------------------------------------------
                          150     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Saint Joseph's Hospital and Medical Center), Series A, 6% due 7/01/2026 (n)                  153
                     --------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  1,000     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                                  Jersey Hospital System), 5% due 7/01/2036                                               $   1,040
                     --------------------------------------------------------------------------------------------------------------
                        3,200     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds (South
                                  Jersey Hospital System), 5% due 7/01/2046                                                   3,306
                     --------------------------------------------------------------------------------------------------------------
                          400     New Jersey Health Care Facilities Financing Authority, Revenue Refunding Bonds
                                  (Trinitas Hospital Obligation Group), 7.40% due 7/01/2020                                     447
                     --------------------------------------------------------------------------------------------------------------
                          805     New Jersey Sports and Exposition Authority, Luxury Tax Revenue Refunding Bonds
                                  (Convention Center), 5.50% due 3/01/2021 (e)                                                  934
                     --------------------------------------------------------------------------------------------------------------
                        5,000     New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, Series A,
                                  5.50% due 3/01/2020 (e)                                                                     5,284
                     --------------------------------------------------------------------------------------------------------------
                          200     New Jersey Sports and Exposition Authority, State Contract Revenue Bonds, VRDN,
                                  Series C, 3.48% due 9/01/2024 (e)(k)                                                          200
                     --------------------------------------------------------------------------------------------------------------
                          800     New Jersey State Educational Facilities Authority, Higher Education, Capital
                                  Improvement Revenue Bonds, Series A, 5.125% due 9/01/2012 (a)(f)                              865
                     --------------------------------------------------------------------------------------------------------------
                        3,000     New Jersey State Educational Facilities Authority Revenue Bonds (Fairleigh Dickinson
                                  University), Series D, 5.25% due 7/01/2032 (s)                                              3,107
                     --------------------------------------------------------------------------------------------------------------
                          750     New Jersey State Educational Facilities Authority Revenue Bonds (Georgian Court
                                  College Project), Series C, 6.50% due 7/01/2033                                               841
                     --------------------------------------------------------------------------------------------------------------
                          250     New Jersey State Educational Facilities Authority Revenue Bonds (Kean University),
                                  Series D, 5.25% due 7/01/2023 (b)                                                             270
                     --------------------------------------------------------------------------------------------------------------
                          500     New Jersey State Educational Facilities Authority Revenue Bonds (Montclair State
                                  University), Series F, 5% due 7/01/2031 (b)                                                   518
                     --------------------------------------------------------------------------------------------------------------
                        1,000     New Jersey State Educational Facilities Authority Revenue Bonds (New Jersey Institute
                                  of Technology), Series G, 5.25% due 7/01/2019 (e)                                           1,065
                     --------------------------------------------------------------------------------------------------------------
                        1,120     New Jersey State Educational Facilities Authority Revenue Bonds (Public Library
                                  Project Grant Issue), Series A, 5.50% due 9/01/2019 (a)                                     1,224
                     --------------------------------------------------------------------------------------------------------------
                        1,000     New Jersey State Educational Facilities Authority Revenue Bonds (Rider University),
                                  Series A, 5.125% due 7/01/2028 (i)                                                          1,062
                     --------------------------------------------------------------------------------------------------------------
                          715     New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                  Series C, 5.125% due 7/01/2028 (e)                                                            764
                     --------------------------------------------------------------------------------------------------------------
                          650     New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                  Series C, 5% due 7/01/2034 (e)                                                                686
                     --------------------------------------------------------------------------------------------------------------
                        1,000     New Jersey State Educational Facilities Authority Revenue Bonds (Rowan University),
                                  Series G, 4.50% due 7/01/2031 (e)                                                           1,003
                     --------------------------------------------------------------------------------------------------------------
                        4,150     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (New Jersey
                                  Institute of Technology), Series B, 5% due 7/01/2016 (a)                                    4,470
                     --------------------------------------------------------------------------------------------------------------
                          100     New Jersey State Educational Facilities Authority, Revenue Refunding Bonds (Rowan
                                  University), Series C, 5% due 7/01/2031 (b)                                                   104
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey State, GO, 5.75% due 5/01/2012                                                   2,760
                     --------------------------------------------------------------------------------------------------------------
                        3,000     New Jersey State, GO, Refunding, Series H, 5.25% due 7/01/2014                              3,308
                     --------------------------------------------------------------------------------------------------------------
                        3,000     New Jersey State, GO, Refunding, Series N, 5.50% due 7/15/2017 (b)                          3,445
                     --------------------------------------------------------------------------------------------------------------
                           15     New Jersey State Higher Education Assistance Authority, Student Loan Revenue Bonds,
                                  AMT, Series A, 5.30% due 6/01/2017 (a)                                                         15
                     --------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $    750     New Jersey State Highway Authority, Garden State Parkway, Senior General Revenue
                                  Refunding Bonds, 6.20% due 1/01/2010 (g)                                                $     791
                     --------------------------------------------------------------------------------------------------------------
                        2,175     New Jersey State Housing and Mortgage Finance Agency, Capital Fund Program Revenue
                                  Bonds, Series A, 4.70% due 11/01/2025 (d)                                                   2,232
                     --------------------------------------------------------------------------------------------------------------
                          300     New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                                  Bonds, Series B, 6.15% due 11/01/2020 (d)                                                     317
                     --------------------------------------------------------------------------------------------------------------
                        1,435     New Jersey State Housing and Mortgage Finance Agency, M/F Housing Revenue Refunding
                                  Bonds, Series B, 6.25% due 11/01/2026 (d)                                                   1,506
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey State Transit Corporation, COP (Federal Transit Administration Grants),
                                  Series A, 6.125% due 9/15/2009 (a)(f)                                                       2,671
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Bonds, Series A, 6% due 6/15/2010 (f)                                                       2,706
                     --------------------------------------------------------------------------------------------------------------
                        2,820     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Bonds, Series A, 5.75% due 6/15/2020                                                        3,315
                     --------------------------------------------------------------------------------------------------------------
                        1,380     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Bonds, Series C, 5.05% due 12/15/2035 (a)                                                     389
                     --------------------------------------------------------------------------------------------------------------
                        1,880     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Bonds, Series D, 5% due 6/15/2020                                                           2,000
                     --------------------------------------------------------------------------------------------------------------
                        3,000     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Bonds, Series D, 5% due 6/15/2020 (d)                                                       3,226
                     --------------------------------------------------------------------------------------------------------------
                        1,560     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Refunding Bonds, Series B, 6.50% due 6/15/2010 (e)                                          1,711
                     --------------------------------------------------------------------------------------------------------------
                          940     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Refunding Bonds, Series B, 6.50% due 6/15/2010 (e)(g)                                       1,033
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Refunding Bonds, Series B, 6% due 12/15/2011 (e)(f)                                         2,783
                     --------------------------------------------------------------------------------------------------------------
                        1,800     New Jersey State Transportation Trust Fund Authority, Transportation System Revenue
                                  Refunding Bonds, Series B, 5.50% due 12/15/2021 (e)                                         2,104
                     --------------------------------------------------------------------------------------------------------------
                        1,510     New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series B, 5.15%
                                  due 1/01/2035 (a)(m)                                                                        1,068
                     --------------------------------------------------------------------------------------------------------------
                        2,500     New Jersey State Turnpike Authority, Turnpike Revenue Bonds, Series C, 5%
                                  due 1/01/2030 (d)                                                                           2,649
                     --------------------------------------------------------------------------------------------------------------
                          400     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A,
                                  5% due 1/01/2019 (b)                                                                          427
                     --------------------------------------------------------------------------------------------------------------
                        1,000     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series A, 5%
                                  due 1/01/2027 (b)                                                                           1,051
                     --------------------------------------------------------------------------------------------------------------
                           30     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                                  due 1/01/2016 (g)                                                                              35
                     --------------------------------------------------------------------------------------------------------------
                           80     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                                  due 1/01/2016                                                                                  93
                     --------------------------------------------------------------------------------------------------------------
                          545     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                                  due 1/01/2016 (e)                                                                             640
                     --------------------------------------------------------------------------------------------------------------
                          390     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                                  due 1/01/2016 (g)                                                                             458
                     --------------------------------------------------------------------------------------------------------------
                        2,955     New Jersey State Turnpike Authority, Turnpike Revenue Refunding Bonds, Series C, 6.50%
                                  due 1/01/2016 (e)(g)                                                                        3,468
                     --------------------------------------------------------------------------------------------------------------
                          955     Newark, New Jersey, Health Care Facility Revenue Refunding Bonds (New Community Urban
                                  Renewal), Series A, 5.20% due 6/01/2030 (h)(j)                                              1,019
                     --------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $  5,000     North Hudson Sewer Authority, New Jersey, Sewer Revenue Refunding Bonds, Series A,
                                  5.41% due 8/01/2021 (e)(m)                                                              $   2,705
                     --------------------------------------------------------------------------------------------------------------
                          400     Old Bridge Township, New Jersey, Board of Education, GO, 5% due 7/15/2011 (e)(f)              425
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 85th Series,
                                  5.20% due 9/01/2018                                                                         1,110
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Port Authority of New York and New Jersey, Consolidated Revenue Bonds, 93rd Series,
                                  6.125% due 6/01/2094                                                                        1,221
                     --------------------------------------------------------------------------------------------------------------
                        7,000     Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                  International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2009 (e)                    7,508
                     --------------------------------------------------------------------------------------------------------------
                        1,750     Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                  International Air Terminal LLC), AMT, Series 6, 6.25% due 12/01/2011 (e)                    1,944
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                  International Air Terminal LLC), AMT, Series 6, 5.75% due 12/01/2022 (e)                    2,082
                     --------------------------------------------------------------------------------------------------------------
                          200     Port Authority of New York and New Jersey, Special Obligation Revenue Refunding Bonds
                                  (Versatile Structure Obligation), VRDN, Series 3, 3.56% due 6/01/2020 (k)                     200
                     --------------------------------------------------------------------------------------------------------------
                        1,500     South Jersey Port Corporation of New Jersey, Revenue Refunding Bonds, AMT, 5.20%
                                  due 1/01/2023                                                                               1,558
                     --------------------------------------------------------------------------------------------------------------
                        1,145     Summit, New Jersey, GO, Refunding, 5.25% due 6/01/2014                                      1,270
                     --------------------------------------------------------------------------------------------------------------
                        1,445     Tobacco Settlement Financing Corporation of New Jersey, Asset-Backed Revenue Bonds,
                                  7% due 6/01/2041                                                                            1,672
                     --------------------------------------------------------------------------------------------------------------
                          500     Union County, New Jersey, Improvement Authority, Lease Revenue Bonds (Madison
                                  Redevelopment Project), 5% due 3/01/2025 (d)                                                  529
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Union County, New Jersey, Industrial Pollution Control Financing Authority, PCR,
                                  Refunding (Exxon Project), VRDN, 3.45% due 10/01/2024 (k)                                   2,000
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Union County, New Jersey, Utilities Authority, Senior Lease Revenue Refunding Bonds
                                  (Ogden Martin System of Union, Inc.), AMT, Series A, 5.50% due 6/01/2010 (a)                2,114
                     --------------------------------------------------------------------------------------------------------------
                          250     University of Medicine and Dentistry of New Jersey, COP, 5% due 4/15/2022 (a)                 265
                     --------------------------------------------------------------------------------------------------------------
                          250     University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.125%
                                  due 12/01/2022 (a)                                                                            267
                     --------------------------------------------------------------------------------------------------------------
                        1,030     University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5.50%
                                  due 12/01/2027 (a)                                                                          1,121
                     --------------------------------------------------------------------------------------------------------------
                        1,500     University of Medicine and Dentistry of New Jersey, Revenue Bonds, Series A, 5%
                                  due 12/01/2031 (a)                                                                          1,569
-----------------------------------------------------------------------------------------------------------------------------------
Guam - 0.7%               750     Commonwealth of the Northern Mariana Islands, Guam, GO, Series A, 6.75% due 10/01/2033        842
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Guam Government Waterworks Authority, Water and Wastewater System, Revenue Refunding
                                  Bonds, 5.875% due 7/01/2035                                                                 1,075
-----------------------------------------------------------------------------------------------------------------------------------
Multi State - 4.2%      1,000     Charter Mac Equity Issuer Trust, 6.625% due 6/30/2049 (r)                                   1,054
                     --------------------------------------------------------------------------------------------------------------
                        4,000     Charter Mac Equity Issuer Trust, 7.60% due 11/30/2050 (r)                                   4,447
                     --------------------------------------------------------------------------------------------------------------
                        4,000     Munimae TE Bond Subsidiary LLC, 6.875% due 6/30/2049 (r)                                    4,247
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Munimae TE Bond Subsidiary LLC, 7.75% due 6/30/2050 (r)                                     2,238
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 7.6%      3,000     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                  Bonds, Series B, 6% due 7/01/2010 (f)                                                       3,271
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                  Refunding Bonds, Series C, 6% due 7/01/2010 (f)                                             2,187
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                  Refunding Bonds, Series D, 5.375% due 7/01/2012 (f)                                         1,093
                     --------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                         Face
                       Amount     Municipal Bonds                                                                           Value
-----------------------------------------------------------------------------------------------------------------------------------
                     $    660     Puerto Rico Commonwealth Highway and Transportation Authority, Transportation Revenue
                                  Refunding Bonds, Series K, 5% due 7/01/2040                                             $     688
                     --------------------------------------------------------------------------------------------------------------
                        5,000     Puerto Rico Commonwealth, Public Improvement, GO, 5.50% due 7/01/2019                       5,804
                     --------------------------------------------------------------------------------------------------------------
                          500     Puerto Rico Commonwealth, Public Improvement, GO, Series A, 5.25% due 7/01/2030               541
                     --------------------------------------------------------------------------------------------------------------
                        1,170     Puerto Rico Electric Power Authority, Power Revenue Bonds, Series HH, 5.25%
                                  due 7/01/2029 (d)                                                                           1,240
                     --------------------------------------------------------------------------------------------------------------
                           70     Puerto Rico Housing Bank and Finance Agency, S/F Mortgage Revenue Bonds (Affordable
                                  Housing Mortgage Subsidy Program - Portfolio I), AMT, 6.25% due 4/01/2007 (h)(f)(o)(p)         71
                     --------------------------------------------------------------------------------------------------------------
                        1,345     Puerto Rico Industrial, Medical and Environmental Pollution Control Facilities
                                  Financing Authority, Special Facilities Revenue Bonds (American Airlines Inc.),
                                  Series A, 6.45% due 12/01/2025                                                              1,364
                     --------------------------------------------------------------------------------------------------------------
                        1,250     Puerto Rico Municipal Finance Agency, GO, Series A, 5% due 8/01/2021 (d)                    1,353
                     --------------------------------------------------------------------------------------------------------------
                        3,740     Puerto Rico Public Finance Corporation, Commonwealth Appropriation Revenue Bonds,
                                  Series E, 5.50% due 2/01/2012 (f)                                                           4,083
-----------------------------------------------------------------------------------------------------------------------------------
U.S. Virgin             1,400     Virgin Islands Government Refinery Facilities, Revenue Refunding Bonds (Hovensa Coker
Islands - 0.8%                    Project), AMT, 6.50% due 7/01/2021                                                          1,579
                     --------------------------------------------------------------------------------------------------------------
                          750     Virgin Islands Public Finance Authority, Refinery Facilities Revenue Bonds (Hovensa
                                  Refinery), AMT, 5.875% due 7/01/2022                                                          822
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds (Cost - $248,865) - 92.8%                                           265,189
-----------------------------------------------------------------------------------------------------------------------------------

                                  Municipal Bonds Held in Trust (c)
-----------------------------------------------------------------------------------------------------------------------------------
New Jersey - 8.2%      15,000     Delaware River Port Authority of Pennsylvania and New Jersey Revenue Bonds, 5.75%
                                  due 1/01/2026 (d)                                                                          15,915
                     --------------------------------------------------------------------------------------------------------------
                        5,540     New Jersey State Housing and Mortgage Financing Agency, M/F Revenue Bonds, AMT,
                                  Series A, 4.85% due 11/01/2030 (b)                                                          5,581
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Port Authority of New York and New Jersey, Special Obligation Revenue Bonds (JFK
                                  International Air Terminal), AMT, Series 6, 5.75% due 12/01/2022 (e)                        2,082
-----------------------------------------------------------------------------------------------------------------------------------
Puerto Rico - 6.0%      8,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5% due 1/01/2008 (a)(f)                                          6,158
                     --------------------------------------------------------------------------------------------------------------
                        1,600     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5.375% due 10/01/2016                                            1,717
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5.50% due 10/01/2017                                             2,159
                     --------------------------------------------------------------------------------------------------------------
                        2,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5.50% due 10/01/2018                                             2,157
                     --------------------------------------------------------------------------------------------------------------
                        2,600     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5.50% due 10/01/2019                                             2,808
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5.50% due 10/01/2020                                             1,080
                     --------------------------------------------------------------------------------------------------------------
                        1,000     Puerto Rico Commonwealth Infrastructure Financing Authority, Special Obligation
                                  Refunding Bonds, Series A, 5.375% due 10/01/2024                                            1,074
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Municipal Bonds Held in Trust - (Cost - $38,187) - 14.2%                             40,731
-----------------------------------------------------------------------------------------------------------------------------------

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Schedule of Investments as of October 31, 2006                    (in Thousands)

                       Shares
                         Held     Short-Term Securities                                                                     Value
-----------------------------------------------------------------------------------------------------------------------------------
                        6,955     CMA New Jersey Municipal Money Fund, 2.92% (l)(q)                                       $   6,955
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Short-Term Securities (Cost - $6,955) - 2.4%                                          6,955
-----------------------------------------------------------------------------------------------------------------------------------
                                  Total Investments (Cost - $294,007*) - 109.4%                                             312,875

                                  Liabilities in Excess of Other Assets - (0.5%)                                             (1,552)

                                  Liabilities for Trust Certificates - (8.9%)                                               (25,415)
                                                                                                                          ---------
                                  Net Assets - 100.0%                                                                     $ 285,908
                                                                                                                          =========

* The cost and unrealized appreciation (depreciation) of investments as of October 31, 2006, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                                  $ 268,591
                                                                      =========
      Gross unrealized appreciation                                   $  19,178
      Gross unrealized depreciation                                        (309)
                                                                      ---------
      Net unrealized appreciation                                     $  18,869
                                                                      =========

(a)   AMBAC Insured.
(b)   FGIC Insured.
(c) Securities represent underlying bonds transferred to a separate securitization trust established in a tender option bond transaction in which the Fund may have acquired the residual interest certificates. These securities serve as collateral in a financing transaction.
(d)   FSA Insured.
(e)   MBIA Insured.
(f)   Prerefunded.
(g)   Escrowed to maturity.
(h)   GNMA Collateralized.
(i)   Radian Insured.
(j)   FHA Insured.
(k) Security may have a maturity of more than one year at time of issuance, but has variable rate and demand features that qualify it as a short-term security. The rate disclosed is that currently in effect. This rate changes periodically based upon prevailing market rates.
(l) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      --------------------------------------------------------------------------
                                                          Net           Dividend
                                                        Activity         Income
      Affiliate
      --------------------------------------------------------------------------
      CMA New Jersey Municipal Money Fund                $ 5,703           $ 14
      --------------------------------------------------------------------------

(m) Represents a zero coupon bond; the interest rate shown reflects the effective yield at the time of purchase.
(n)   Connie Lee Insured.
(o)   FHLMC Collateralized.
(p)   FNMA Collateralized.
(q)   Represents the current yield as of October 31, 2006.
(r) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(s)   ACA Insured.

Item 2 - Controls and Procedures

2(a) - The Registrant's principal executive and principal financial officers have evaluated the Registrant's disclosure controls and procedures, including internal control over financial reporting, within 90 days of this filing. Such principal officers have concluded that as of January 23, 2007 the Registrant's disclosure controls and procedures were effective in design and operation to reasonably ensure that information required to be disclosed by the Registrant in this Form N-Q was recorded, processed, summarized, and reported within the required time periods, and were sufficient to form the basis of the certifications required by Rule 30a-2 of the Investment Company Act of 1940, as amended. Prior to reaching that conclusion, such principal officers had become aware of matters relating to the Registrant's participation in certain inverse floater structures that necessitated adjustments to financial information included in the Registrant's annual report to shareholders on Form N-CSR. As a result, management of the Registrant had reevaluated certain disclosure controls and procedures determined not to be effective, as discussed more fully below.

       Management of the Registrant is responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. The Registrant's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with U.S. generally accepted accounting principles. Such internal control includes policies and procedures that provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a registrant's assets that could have a material effect on the financial statements.

       Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

       A control deficiency exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A significant deficiency is a control deficiency, or combination of control deficiencies, that adversely affects the Registrant's ability to initiate, authorize, record, process or report financial data reliably in accordance with generally accepted accounting principles such that there is more than a remote likelihood that a misstatement of the Registrant's annual or interim financial statements that is more than inconsequential will not be prevented or detected. A material weakness is a significant deficiency, or combination of significant deficiencies, that results in more than a remote likelihood that a material misstatement of the annual or interim financial statements will not be prevented or detected.

       The Registrant identified the following control deficiency, that was determined to be a material weakness, as defined above, in the Registrant's internal control over financial reporting at October 31, 2006. The Registrant's controls related to the review and analysis of relevant terms and conditions of transfers of certain assets pertaining to inverse floater structures were not operating effectively to appropriately determine whether the transfers of assets qualified for sale accounting under the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities" ("SFAS 140"). As a result, these controls did not detect that certain transfers were not appropriately recorded as borrowings. Accordingly, the Registrant's schedule of investments as of and for the period ended October 31, 2006, were restated to appropriately reflect transfers of such securities as secured borrowings. These adjustments had no impact on net assets, net asset value per share or total return.

       Subsequent to October 31, 2006, but prior to the evaluation of the design and operation of the Registrant's disclosure controls and procedures at January 23, 2007, the Registrant's disclosure controls and procedures were modified to enhance the review and analysis of the relevant terms and conditions of transfers of securities in connection with inverse floater structures in light of SFAS 140.

2(b) - There have been no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, subsequent to October 31, 2006, the Registrant has enhanced controls related to the application of SFAS 140.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    BlackRock New Jersey Municipal Bond Fund of BlackRock Multi-State Municipal Series Trust

Date: February 20, 2007